UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-23161
Nushares ETF Trust

(Exact name of registrant as specified in charter)
Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)
Diana R. Gonzalez
Vice President and Secretary
8500 Andrew Carnegie Boulevard
Charlotte, North Carolina 28262

(Name and address of agent for service)
Registrant’s telephone number, including area code: (312) 917‑7700
Date of fiscal year end: December 31
Date of reporting period: December 31, 2024

Item 1.	Reports to Stockholders.

Annual Shareholder Report December 31, 2024

Nuveen Short-Term REIT ETF
NURE/Cboe BZX Exchange, Inc.

Annual Shareholder Report
This annual shareholder report contains important information about the Nuveen Short-Term REIT ETF for the period of January 1, 2024 to December 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Short-Term REIT ETF	$36	0.35%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Short-Term REIT ETF (NURE)’s total return at net asset value (NAV) was 6.83% for the 12 months ended December 31, 2024. The Fund’s custom index, the Dow Jones U.S. Select Short-Term REIT Index (DJUSSTRT), returned 7.2%.

•  The difference between the Fund’s total return at NAV and that of the custom index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the custom index.

•  During the reporting period, the Fund’s custom index underperformed the Fund’s base index, the Dow Jones U.S. Select REIT Index (DWRTF), which returned 8.1%.

•  Performance drivers between the Fund’s custom index and base index during the reporting period:

○   Top contributors to the custom index’s relative performance

◾  A lack of exposure to the industrials sector.

◾  An overweight allocation to the residential sector, led by an overweight to Independence Realty Trust, Inc. and Camden Property Trust.

○   Top detractors from the custom index’s relative performance

◾  Security selection in the specialty sector, including a lack of exposure to Digital Realty Trust, Inc. and Equinix, Inc.

◾  An overweight allocation to the hotels/lodging sector, including an overweight allocation to Service Properties Trust and Host Hotels & Resorts, Inc.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 19, 2016 through December 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (12/19/16)

NAV	6.83%	4.19%	6.52%

S&P 500® Index	25.02%	14.53%	14.60%

Dow Jones U.S. Select REIT Index	8.10%	3.40%	4.79%

Dow Jones U.S. Select Short-Term REIT Index	7.20%	4.58%	6.89%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or call (800) 257‑8787.
Return of Capital: During the current reporting period, $0.23 per share of the Fund’s distribution was re‑characterized as a return of capital resulting from subsequent re‑characterizations of cash flows received from the Fund’s investments.

2	continued>>

Fund Statistics (as of December 31, 2024)

Fund net assets	$50,949,224

Total number of portfolio holdings	33

Portfolio turnover (%)	29%

Total management fees paid for the year	$174,969

What did the Fund invest in? (as of December 31, 2024)

How has the Fund changed?

•
Portfolio manager update: Effective June 18, 2024, Lei Liao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA and Darren Tran, CFA have been added as portfolio managers of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by April 30, 2025 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees appointed PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the December 31, 2024 fiscal year audit. KPMG was informed of their dismissal on October 24, 2024. During the Fund’s fiscal years ended December 31, 2024 and December 31, 2023, and for the subsequent interim period through February 28, 2025, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67092P706_AR_1224 4148261-0226

3

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the code during the period covered by this report. Upon request, a copy of the registrant’s code of ethics is available without charge by calling 800-257-8787.

Item 3.	Audit Committee Financial Expert.

As of the end of the period covered by this report, the registrant’s Board of Directors or Trustees (“Board”) had determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The members of the registrant’s audit committee that have been designated as audit committee financial experts are Joseph A. Boateng, John K. Nelson, Loren M. Starr and Robert L. Young, who are “independent” for purposes of Item 3 of Form N-CSR.

Mr. Boateng has served as the Chief Investment Officer for Casey Family Programs since 2007. He was previously Director of U.S. Pension Plans for Johnson & Johnson from 2002-2006. Mr. Boateng is a board member of the Lumina Foundation and Waterside School, an emeritus board member of Year Up Puget Sound, member of the Investment Advisory Committee and former Chair for the Seattle City Employees’ Retirement System, and an Investment Committee Member for The Seattle Foundation. Mr. Boateng previously served on the Board of Trustees for the College Retirement Equities Fund (2018-2023) and on the Management Committee for TIAA Separate Account VA-1 (2019-2023).

Mr. Nelson formerly served on the Board of Directors of Core12, LLC from 2008 to 2023, a private firm which develops branding, marketing, and communications strategies for clients. Mr. Nelson has extensive experience in global banking and markets, having served in several senior executive positions with ABN AMRO Holdings N.V. and its affiliated entities and predecessors, including LaSalle Bank Corporation from 1996 to 2008, ultimately serving as Chief Executive Officer of ABN AMRO N.V. North America. During his tenure at the bank, he also served as Global Head of its Financial Markets Division, which encompassed the bank’s Currency, Commodity, Fixed Income, Emerging Markets, and Derivatives businesses. He was a member of the Foreign Exchange Committee of the Federal Reserve Bank of the United States and during his tenure with ABN AMRO served as the bank’s representative on various committees of The Bank of Canada, European Central Bank, and The Bank of England. Mr. Nelson previously served as a senior, external advisor to the financial services practice of Deloitte Consulting LLP. (2012-2014).

Mr. Starr was Vice Chair, Senior Managing Director from 2020 to 2021, and Chief Financial Officer, Senior Managing Director from 2005 to 2020, for Invesco Ltd. Mr. Starr is also a Director and Chair of the Audit Committee for AMG. He is former Chair and member of the Board of Directors, Georgia Leadership Institute for School Improvement (GLISI); former Chair and member of the Board of Trustees, Georgia Council on Economic Education (GCEE). Mr. Starr previously served on the Board of Trustees for the College Retirement Equities Fund and on the Management Committee for TIAA Separate Account VA-1 (2022-2023).

Mr. Young has more than 30 years of experience in the investment management industry. From 1997 to 2017, he held various positions with J.P. Morgan Investment Management Inc. (“J.P. Morgan Investment”) and its affiliates (collectively, “J.P. Morgan”). Most recently, he served as Chief Operating Officer and Director of J.P. Morgan Investment (from 2010 to 2016) and as President and Principal Executive Officer of the J.P. Morgan Funds (from 2013 to 2016). As Chief Operating Officer of J.P. Morgan Investment, Mr. Young led service, administration and business platform support activities for J.P. Morgan’s domestic retail mutual fund and institutional commingled and separate account businesses and co-led these activities for J.P. Morgan’s global retail and institutional investment management businesses. As President of the J.P. Morgan Funds, Mr. Young interacted with various service providers to these funds, facilitated the relationship between such funds and their boards, and was directly involved in establishing board agendas, addressing regulatory matters, and establishing policies and procedures. Before joining J.P. Morgan, Mr. Young, a former Certified Public Accountant (CPA), was a Senior Manager (Audit) with Deloitte & Touche LLP (formerly, Touche Ross LLP), where he was employed from 1985 to 1996. During his tenure there, he actively participated in creating, and ultimately led, the firm’s midwestern mutual fund practice.

Item 4.	Principal Accountant Fees and Services.

The following tables show the amount of fees that KPMG LLP, the Funds’ auditor, billed to the Funds during the Funds’ last two full fiscal years. The Audit Committee approved in advance all audit services and non-audit services that KPMG LLP provided to the Funds, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the “pre-approval exception”). The pre-approval exception for services provided directly to the Funds waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Funds during the fiscal year in which the services are provided; (B) the Funds did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the audit is completed.

The Audit Committee has delegated certain pre-approval responsibilities to its Chair (or, in his absence, any other member of the Audit Committee).

Fiscal Year Ended December 31, 2024	Audit Fees Billed to Funds[1]	Audit-Related Fees Billed to Funds[2]	Tax Fees Billed to Funds[3]	All Other Fees Billed to Funds[4]
Nuveen Short-Term REIT ETF	$20,000	$0	$0	$0

Total	$20,000	$0	$0	$0

1

“Audit Fees” are the aggregate fees billed for professional services for the audit of the Fund’s annual financial statements and services provided in connection with statutory and regulatory filings or engagements.

2

“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”. These fees include offerings related to the Fund’s common shares and leverage.

3

“Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning. These fees include: all global withholding tax services; excise and state tax reviews; capital gain, tax equalization and taxable basis calculations performed by the principal accountant.

4

“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”. These fees represent all “Agreed-Upon Procedures” engagements pertaining to the Fund’s use of leverage.

Fiscal Year Ended December 31, 2024	Percentage Approved Pursuant to Pre-approval Exception
	Audit Fees Billed to Funds	Audit-Related Fees Billed to Funds	Tax Fees Billed to Funds	All Other Fees Billed to Funds
Nuveen Short-Term REIT ETF	0%	0%	0%	0%

Fiscal Year Ended December 31, 2023	Audit Fees Billed to Funds[1]	Audit-Related Fees Billed to Funds[2]	Tax Fees Billed to Funds[3]	All Other Fees Billed to Funds[4]
Nuveen Short-Term REIT ETF	$21,000	$0	$0	$0
Total	$21,000	$0	$0	$0

1

“Audit Fees” are the aggregate fees billed for professional services for the audit of the Fund’s annual financial statements and services provided in connection with statutory and regulatory filings or engagements.

2

“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”. These fees include offerings related to the Fund’s common shares and leverage.

3

“Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning. These fees include: all global withholding tax services; excise and state tax reviews; capital gain, tax equalization and taxable basis calculations performed by the principal accountant.

4

“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”. These fees represent all “Agreed-Upon Procedures” engagements pertaining to the Fund’s use of leverage.

Fiscal Year Ended December 31, 2023	Percentage Approved Pursuant to Pre-approval Exception
	Audit Fees Billed to Funds	Audit-Related Fees Billed to Funds	Tax Fees Billed to Funds	All Other Fees Billed to Funds
Nuveen Short-Term REIT ETF	0%	0%	0%	0%

Fiscal Year Ended December 31, 2024		Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
Nushares ETF Trust		$0	$0	$0

		Percentage Approved Pursuant to Pre-approval Exception
		Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
		0%	0%	0%

Fiscal Year Ended December 31, 2023		Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
Nushares ETF Trust		$0	$0	$0

		Percentage Approved Pursuant to Pre-approval Exception
		Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
		0%	0%	0%

Fiscal Year Ended December 31, 2024	Total Non-Audit Fees Billed to Fund	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Trust)	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
Nuveen Short-Term REIT ETF	$0	$0	$0	$0
Total	$0	$0	$0	$0

“Non-Audit Fees billed to Fund” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to Fund in their respective amounts from the previous table.

Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Fiscal Year Ended December 31, 2023	Total Non-Audit Fees Billed to Fund	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Trust)	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
Nuveen Short-Term REIT ETF	$0	$0	$0	$0

Fiscal Year Ended December 31, 2023	Total Non-Audit Fees Billed to Fund	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Trust)	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
Total	$0	$0	$0	$0

“Non-Audit Fees billed to Fund” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to Fund in their respective amounts from the previous table.

Audit Committee Pre-Approval Policies and Procedures. Generally, the Audit Committee must approve (i) all non-audit services to be performed for the Funds by the Funds’ independent accountant and (ii) all audit and non-audit services to be performed by the Funds’ independent accountant for the Affiliated Fund Service Providers with respect to the operations and financial reporting of the Funds. Regarding tax and research projects conducted by the independent accountant for the Funds and Affiliated Fund Service Providers (with respect to operations and financial reports of the Trust), such engagements will be (i) pre-approved by the Audit Committee if they are expected to be for amounts greater than $10,000; (ii) reported to the Audit Committee Chair for his verbal approval prior to engagement if they are expected to be for amounts under $10,000 but greater than $5,000; and (iii) reported to the Audit Committee at the next Audit Committee meeting if they are expected to be for an amount under $5,000.

Item 4(i) and Item 4(j) are not applicable to the registrant.

Item 5.	Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934 (the “Exchange Act”). The registrant’s Board has a separately designated Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (15 U.S.C. 78c(a)(58)(A)). The members of the audit committee are Joseph A. Boateng, Amy B. R. Lancellotta, John K. Nelson, Chair, Loren M. Starr, Matthew Thornton III, Margaret L. Wolff and Robert L. Young.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 7. Financial Statements and Financial
Highlights for Open-End Management
Investment Companies

Report of Independent Registered
Public Accounting Firm
To the Shareholders and Board of Trustees
Nushares ETF Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Nuveen Short-Term REIT ETF (one of the funds comprising Nushares ETF Trust) (the Fund), including the portfolio of investments, as of December 31, 2024, the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S.
generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with custodians and brokers;
when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
/s/ KPMG LLP
We have served as the auditor of one or more Nuveen investment companies since 2014.
Chicago, Illinois
February 28, 2025

Portfolio of Investments December 31, 2024
NURE
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.3%
REAL ESTATE INVESTMENT TRUST COMMON STOCKS - 99.3%
APARTMENTS - 47.5%
70,304 American Homes 4 Rent, Class A $ 2,630,776
51,681 (a) Apartment Investment and Management Co, Class A 469,780
11,735 AvalonBay Communities Inc 2,581,348
22,032 Camden Property Trust 2,556,593
6,590 Centerspace 435,929
36,466 Equity Residential 2,616,800
8,905 Essex Property Trust Inc 2,541,843
89,502 Independence Realty Trust Inc 1,775,720
79,723 Invitation Homes Inc 2,548,744
16,762 Mid-America Apartment Communities Inc 2,590,902
8,789 NexPoint Residential Trust Inc 366,941
59,895 UDR Inc 2,600,042
32,232 Veris Residential Inc 536,018
TOTAL APARTMENTS 24,251,436
DIVERSIFIED - 2.1%
35,099 Elme Communities 535,962
29,259 UMH Properties Inc 552,410
TOTAL DIVERSIFIED 1,088,372
HOTELS - 22.7%
88,866 Apple Hospitality REIT Inc 1,364,093
19,449 Chatham Lodging Trust 174,069
82,549 DiamondRock Hospitality Co 745,417
140,199 Host Hotels & Resorts Inc 2,456,287
82,205 Park Hotels & Resorts Inc 1,156,624
47,708 Pebblebrook Hotel Trust 646,443
60,468 RLJ Lodging Trust 617,378
22,676 Ryman Hospitality Properties Inc 2,366,014
66,883 Service Properties Trust 169,883
43,112 Summit Hotel Properties Inc 295,317
80,016 Sunstone Hotel Investors Inc 947,389
40,587 Xenia Hotels & Resorts Inc 603,123
TOTAL HOTELS 11,542,037
MANUFACTURED HOMES - 10.4%
38,829 Equity LifeStyle Properties Inc 2,586,011
21,901 Sun Communities Inc 2,693,166
TOTAL MANUFACTURED HOMES 5,279,177
SELF-STORAGE - 16.6%
56,903 CubeSmart 2,438,294
16,637 Extra Space Storage Inc 2,488,895
27,936 National Storage Affiliates Trust 1,059,054
8,208 Public Storage 2,457,804
TOTAL SELF-STORAGE 8,444,047
TOTAL REAL ESTATE INVESTMENT TRUST COMMON STOCKS
(Cost $59,112,860) 50,605,069
TOTAL LONG-TERM INVESTMENTS
(Cost $59,112,860) 50,605,069
OTHER ASSETS & LIABILITIES, NET - 0.7% 344,155
NET ASSETS - 100% $ 50,949,224
REIT Real Estate Investment Trust
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

Statement of Assets and Liabilities
See Notes to Financial Statements.

December 31, 2024 NURE
ASSETS
Long-term investments, at value
†
$ 50,605,069
Cash 134,306
Receivables:
Dividends 307,447
Other 1,087
Total assets 51,047,909
LIABILITIES
Payables:
Management fees 15,207
Investments purchased - regular settlement 81,528
Accrued expenses:
Professional fees 395
Trustees fees 468
Other 1,087
Total liabilities 98,685
Net assets $ 50,949,224
Shares outstanding 1,600,000
Net asset value ("NAV") per share $ 31 .84
NET ASSETS CONSIST OF:
Paid-in capital 71,195,015
Total distributable earnings (loss) (20,245,791)
Net assets $ 50,949,224
Authorized shares Unlimited
Par value per share $ 0 .01
†
Long-term investments, cost $ 59,112,860

Statement of Operations
See Notes to Financial Statements.

Year Ended December 31, 2024 NURE
INVESTMENT INCOME
Dividends $ 1,553,950
Interest 838
Total investment income 1,554,788
EXPENSES
Management fees 174,969
Professional fees 453
Trustees fees 1,809
Total expenses 177,231
Net investment income (loss) 1,377,557
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss):
Investments (2,581,869)
In-kind redemptions 735,017
Net realized gain (loss) (1,846,852)
Change in unrealized appreciation (depreciation) on:
Investments 3,736,499
Net change in unrealized appreciation (depreciation) 3,736,499
Net realized and unrealized gain (loss) 1,889,647
Net increase (decrease) in net assets from operations $ 3,267,204

Statement of Changes in Net Assets
See Notes to Financial Statements.

NURE
Year Ended
12/31/24
Year Ended
12/31/23
OPERATIONS
Net investment income (loss) $ 1,377,557 $ 1,380,808
Net realized gain (loss) (1,846,852) (6,682,321)
Net change in unrealized appreciation (depreciation) 3,736,499 12,176,565
Net increase (decrease) in net assets from operations 3,267,204 6,875,052
DISTRIBUTIONS TO SHAREHOLDERS
Dividends (1,377,557) (1,380,808)
Return of capital (368,008) (640,997)
Total distributions (1,745,565) (2,021,805)
FUND SHARE TRANSACTIONS
Subscriptions 10,904,836 13,206,910
Redemptions (10,888,402) (35,458,630)
Net increase (decrease) from Fund share transactions 16,434 (22,251,720)
Net increase (decrease) in net assets 1,538,073 (17,398,473)
Net assets at the beginning of period 49,411,151 66,809,624
Net assets at the end of period $ 50,949,224 $ 49,411,151

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized
/Unrealized
Gain (Loss) Total
From
Net
Investment
Income
From
Net Realized
Gains
Return
of
Capital Total
Net Asset
Value,
End of
Period
Market
Price,
End of
Period
NURE
12/31/24
$ 30.88 $ 0.87 $ 1.21 $ 2.08 $ (0.89) $ — $ (0.23) $ (1.12) $ 31.84 $ 31.80
12/31/23
28.43 0.75 2.85 3.60 (0.80) — (0.35) (1.15) 30.88 30.88
12/31/22
40.68 0.54 (11.99) (11.45) (0.59) — (0.21) (0.80) 28.43 28.42
12/31/21
26.98 0.46 13.79 14.25 (0.39) — (0.16) (0.55) 40.68 40.74
12/31/20
30.24 0.48 (2.82) (2.34) (0.59) (0.04) (0.29) (0.92) 26.98 26.98
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
Does not include in-kind transactions.

See Notes to Financial Statements.

Ratios and Supplemental Data
Total Return Ratios to Average Net Assets
Based
on
Net Asset
Value
(b)
Based
on
Market
Price
(b)
Net Assets,
End of Period
(000) Expenses
Net Investment
Income (Loss)
Portfolio
Turnover
Rate
(c)
6.83% 6.69% $ 50,949 0.35% 2.76% 29%
12.99 13.03 49,411 0.36 2.56 17
(28.37) (28.49) 66,810 0.35 1.56 18
53.19 53.42 117,978 0.35 1.31 11
(7.29) (7.27) 24,283 0.35 1.95 29

Notes to Financial Statements

1. General Information
Trust and Fund Information:
Nushares ETF Trust (the Trust) is an open-end management investment company registered under the Investment
Company Act of 1940, as amended (the “1940 Act”). The Trust is comprised of Nuveen Short-Term REIT ETF (NURE) (the “Fund”), among others.
The Trust was organized as a Massachusetts business trust on February 20, 2015. Shares of the Fund are listed and traded on the Cboe BZX
Exchange, Inc. (the “Exchange“).
Current Fiscal Period:
The end of the reporting period for the Fund is December 31, 2024, and the period covered by these Notes to Financial
Statements is the fiscal year ended December 31, 2024 (the "current fiscal period").
Investment Adviser and Sub-Adviser:
The Fund’s investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). The Adviser has overall responsibility for management of the Funds, oversees the management of the Fund’s portfolios, manages the Fund’s business affairs and provides certain clerical, bookkeeping and other administrative services. The Adviser has entered into sub-advisory agreements with Teachers Advisors, LLC
(the “Sub-Adviser”), an affiliate of the Adviser, under which the Sub-Adviser manages the investment portfolio of the Fund.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The Net Asset Value ("NAV") for financial reporting purposes may differ from the NAV for processing security and creation unit transactions. The NAV for financial reporting purposes includes security and creation unit transactions through the date of the report. Total return is computed based on the NAV used for processing security and creation unit transactions. The following is a summary of the significant accounting policies consistently followed by the Fund.
Compensation:
The Trust pays no compensation directly to those of its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Fund's Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Shareholders:
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
The tax character of Fund distributions for a fiscal year is dependent upon the amount and tax character of distributions received from securities held in the Fund’s portfolio. Distributions received from certain securities in which the Fund invests, most notably real estate investment trust (REIT)
securities, may be characterized for tax purposes as ordinary income, long-term capital gain and/or a return of capital. The issuer of a security reports the tax character of its distributions only once per year, generally during the first two months of the calendar year for the previous year. The distribution is included in the Fund’s ordinary income until such time the Fund is notified by the issuer of the actual tax character. Dividend income, net realized gains, (loss) and unrealized appreciation (depreciation) recognized on the Statement of Operations reflect the amounts of income, capital gain, and/or return of capital as reported by the issuers of such securities for distributions during the current fiscal period.
Indemnifications:
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income:
Securities transactions are accounted for as of the end of trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Dividend income is recorded on the ex-dividend date. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Securities lending income i s comprised of fees earned from borrowers and income earned on cash collateral investments.
Segment Reporting:
In November 2023, the FASB issued Accounting Standard Update (“ASU”) No. 2023-07, Segment Reporting (Topic 280)
Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The amendments in ASU 2023-07 improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. ASU 2023-07 also requires a public entity that has a single reportable segment to provide all the disclosures required by the amendments in ASU 2023-07 and all existing segment disclosures in Topic
280. The amendments in ASU 2023-07 are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Fund adopted ASU 2023-07 during the current reporting period. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial positions or the results of their operations.
The officers of the Fund act as the chief operating decision maker (“CODM”). The Fund represents a single operating segment. The CODM monitors the operating results of the Fund as a whole and is responsible for the Fund’s long-term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks

Notes to Financial Statements
(continued)
NURE
Level 1
Level 2
Level 3
Total
Long-Term Investments:
Real Estate Investment Trust Common Stocks
$ 50,605,069
$ –
$ –
$ 50,605,069
Total
$ 50,605,069
$ –
$ –
$ 50,605,069
a
and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements.
Segment assets are reflected on the Statement of Assets and Liabilities as “total assets” and significant segment revenues and expenses are listed on the Statement of Operations.
3. Investment Valuation and Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund's major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to U.S.
dollars at the prevailing rates of exchange on the valuation date. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
4. Portfolio Securities
Securities Lending:
The Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, the Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).
When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities.
Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the
Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.
As of the end of the reporting period, the Fund did not have any securities out on loan.
Purchases and Sales:
Long-term purchases and sales (excluding in-kind transactions) during the current fiscal period were as follows:
In-kind transactions during the current fiscal period were as follows:
The Fund may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If the Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
The Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Market and Counterparty Credit Risk:
In the normal course of business the Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose the Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of the Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
The Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of the Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when the Fund has an unrealized loss, the Fund has instructed the custodian to pledge assets of the Fund as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Fund Shares
The Fund issues and redeems its shares on a continuous basis at NAV only in aggregations of a specified number of shares or multiples thereof
(“Creation Units”). Only certain institutional investors (referred to as “Authorized Participants”) who have entered into agreements with Nuveen
Securities, LLC, the Fund’s distributor, may purchase and redeem Creation Units. Once created, shares of the Fund trade on the Exchange at market prices and are only available to individual investors through their brokers.
Creation Units are purchased and redeemed in-kind for a designated portfolio of securities included in the Fund’s Index and/or a specified amount of cash. Authorized Participants are charged fixed transaction fees in connection with purchasing and redeeming Creation Units. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the Fund for certain transaction costs (i.e., taxes on currency or other financial transactions, and brokerage costs) and market impact expenses it incurs in purchasing or selling portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” on the Statements of Changes in Net Assets.
Purchases Sales
Fund
Non-U.S.
Government
Purchases
Non-U.S.
Government
Sales
NURE $ 14,459,774 $ 26,088,630
Fund
In-Kind
Purchases
In-Kind
Sales
NURE $ 10,882,016 $ 10,867,216

Notes to Financial Statements
(continued)
Transactions in Fund shares during the current and prior period were as follows:
7. Income Tax Information
The Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
The Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to redemptions in-kind. Temporary and permanent differences have no impact on a Fund's net assets.
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of year end, the components of accumulated earnings on a tax basis were as follows:
The tax character of distributions paid was as follows:
As of year end, the Fund had capital loss carryforwards, which will not expire:
NURE
Year Ended
12/31/24
Year Ended
12/31/23
Shares Amount Shares Amount
Subscriptions 150,000 $10,904,836 450,000 $13,206,910
Redemptions (150,000) (10,888,402) (1,200,000) (35,458,630)
Net increase (decrease) – $16,434 (750,000) $(22,251,720)
Fund Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
NURE $ 60,498,865 $ 200,590 $ (10,094,386) $ (9,893,796)
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
NURE
$ — $ — $ (9,893,796) $ (10,351,995) $ — $ — $ (20,245,791)
12/31/24 12/31/23
Fund
Ordinary
Income
Long-Term
Capital Gains
Return
of
Capital
Ordinary
Income
Long-Term
Capital Gains
Return
of
Capital
NURE
$ 1,377,557 $ — $ 368,008 $ 1,380,808 $ — $ 640,997
Fund
Short-Term Long-Term Total
NURE
$ 3,923,478 $ 6,428,517 $ 10,351,995

8. Management Fees and Other Transactions with Affiliates
Management Fees:
The annual management fee, payable monthly, is 0.35% of the average daily net assets of the Fund. The Fund’s management fee compensates the Adviser for its investment advisory services to the Fund. The Sub-Adviser is compensated for its services to the Fund from the management fees paid to the Adviser. The Adviser is responsible for substantially all other expenses of the Fund, except any future distribution and/
or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities, fees and expenses of the independent trustees (including any trustees’ counsel fees), certain compensation expenses of the Fund’s chief compliance officer, litigation expenses and extraordinary expenses.
Other Transactions with Affiliates:
The Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the
Sub-Adviser or by an affiliate of the Adviser (each an, “Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board
("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Fund did not engage in cross-trades pursuant to these procedures.

Important Tax Information
(U
naudited)
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, the Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Dividends Received Deduction (DRD)
The Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders:
Qualified Dividend Income (QDI)
The Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified dividend income for individuals pursuant to Section 1(h)(11) of the Internal Revenue Code:
Qualified Business Income (QBI)
The Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified business income for individuals pursuant to Section 199A of the Internal Revenue Code:
Fund
Net Long-Term
Capital Gains
NURE $ —
Fund Percentage
NURE
3 .2%
Fund Percentage
NURE
3 .2%
Fund Percentage
NURE
93 .3%

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Changes in Independent Registered Public Accounting Firm

(a) Previous independent registered public accounting firm: On October 24, 2024, the Fund’s Board of Trustees (the “Board”), upon recommendation from the Audit Committee, notified KPMG LLP (“KPMG”) that it would be dismissed as the independent registered public accounting firm for the Funds effective upon (i) completion of KPMG’s audit of the Fund’s financial statements to be included in the Fund’s Annual Report on Form N-CSR (the “2024 Annual Report”) for the fiscal year ended December 31, 2024 and (ii) the issuance of KPMG’s report on the same. KPMG’s dismissal as the Fund’s independent registered public accounting firm was effective on February 28, 2025, which is the date on which KPMG issued their report on their audit of the Fund’s financial statements to be included in the 2024 Annual Report. KPMG’s audit reports on the Fund’s financial statements as of and for the fiscal years ended December 31, 2024 and December 31, 2023 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund’s fiscal years ended December 31, 2024 and December 31, 2023, and for the subsequent interim period through February 28, 2025, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures, which disagreements if not resolved to the satisfaction of KPMG would have caused them to make reference in connection with their reports opinion to the subject matter of the disagreement. During the Fund’s fiscal years ended December 31, 2024 and December 31, 2023 and for the subsequent interim period through February 28, 2025, there were no reportable events (as defined in Regulation S-K Item 304(a)(1)(v)).

The Fund provided KPMG with a copy of the foregoing disclosures and requested that KPMG furnish the Fund with a letter addressed to the U.S. Securities and Exchange Commission stating whether KPMG agrees with the above statements.

(b) New independent registered public accounting firm: On October 24, 2024, the Board, upon recommendation from the Audit Committee, appointed PricewaterhouseCoopers LLP (“PwC”) as the new independent registered public accounting firm for the Fund for the fiscal year ended December 31, 2025 audit. During the Fund’s fiscal years ended December 31, 2024 and December 31, 2023 and for the subsequent interim period through February 28, 2025, the Fund has not consulted with PwC regarding any of the matters described in Regulation S-K Item 304 (“S-K 304”), S-K 304(a)(2)(i) or S-K 304(a)(2)(ii) disclosure.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The aggregate remuneration paid to the trustees (all of whom are independent) by each Fund is reported as “Trustees fees” on the Statement of Operations under Item 7 of this Form N-CSR.

The Funds do not pay any remuneration to their officers. The aggregate remuneration paid to Nuveen Fund Advisors, LLC, the Funds’ investment adviser and an affiliate of the Funds’ officers, is reported as “Management fees” on the Statement of Operations under Item 7 of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable to this filing.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable because the code of ethics is available, upon request and without charge, by calling 800-257-8787 and there were no amendments during the period covered by this report.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Change in the registrant’s independent public accountant. Filed herewith.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nushares ETF Trust

Date: March 7, 2025	By:	/s/ Briton Ryan
Briton Ryan
Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: March 7, 2025	By:	/s/ Briton Ryan
Briton Ryan
Chief Administrative Officer (principal executive officer)

Date: March 7, 2025	By:	/s/ Marc Cardella
Marc Cardella
Vice President and Controller (principal financial officer)